Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt

Long-term debt consists of the following:

	Bank Loans	Entity	As of December 31, 2012	As of December 31, 2011	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$250,850	$366,500	2%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$188,515	242,080	3%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$19,000	25,000	3.25%
	Total		$458,365	$633,580
	Less: Current portion		$-	18,325
	Long-term portion		$458,365	$615,255

As at December 31, 2012, the amounts drawn down under the Partnership's three credit facilities were as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—	-	19,000
Crude Carriers Corp. and its subsidiaries, M/V Agamemnon and M/V Archimidis	09/30/2011	—	129,431	—
Total		$250,850	$188,515	$19,000

Following the exchange of the M/T Achilleas with the M/V Agamemnon and the M/T Alexander the Great with the M/V Archimidis in December 2012 (Note 3), the Partnership prepaid from its available cash the amount of $5,149 and the M/V Archimidis and the M/V Agamemnon replaced the M/T Alexander the Great and the M/T Achilleas as collateral under its credit facility of $350,000.
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 13), the Partnership prepaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,419 and an amount of $13,147 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $7,855 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.

On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Aristofanis (Note 5).

On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the disposal of its vessel M/T Attikos (Note 5).

On June 9, 2011 the Partnership entered into a loan agreement with Credit Agricole Emporiki Bank for a credit facility of $25,000 in order to partially finance the acquisition of the shares of the vessel owning company of the M/V Cape Agamemnon from CMTC. On June 10, 2011 the Partnership drew down the amount of $25,000. This credit facility contains customary ship finance covenants and is secured and guaranteed by the vessel owning company of the M/V Cape Agamemnon.
On September 30, 2011, the Partnership completed the refinancing of Crude's outstanding debt of $134,580 using its existing $350,000 credit facility entered into in March 2008.
The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel of which 50% may be constituted by undrawn commitments under the revolving facility, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants.  As of December 31, 2012 and 2011 the Partnership was in compliance with all financial debt covenants.
The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the twenty-five vessel-owning companies, and mortgage interest insurance.
The Partnership's credit facilities contain a “Market Disruption Clause” where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2012, 2011 and 2010 the Partnership incurred an additional interest expense in the amount of  $373,  $1,290 and $1,468 respectively due to the “Market Disruption Clause”.
 As of December 31, 2012, the amount of $55,420 of the Partnership's credit facility of up to $350,000 had not been drawn down.

For the years ended December 31, 2012, 2011 and 2010, the Partnership recorded interest expense of $25,788, $32,216 and $31,634, respectively.  As of December 31, 2012 and 2011 the weighted average interest rate of the Partnership's loan facilities was 3.11% and 5.28%, respectively.
The required annual loan payments to be made subsequent to December 31, 2012 are as follows:

Year ended December 31,	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	Total
2013	$—	$—	$—	—
2014	—	—	—	—
2015	—	—	—	—
2016	51,900	31,419	4,000	87,319
2017	198,950	31,419	4,000	234,369
Thereafter	—	125,677	11,000	136,677
Total	$250,850	$188,515	$19,000	$458,365